Cover	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2026
Entity File Number	001-41277
Entity Registrant Name	MODULAR MEDICAL, INC.
Entity Central Index Key	0001074871
Entity Tax Identification Number	87-0620495
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10740 Thornmint Road
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92127
City Area Code	858
Local Phone Number	800-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MODD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false